Revenues by Product or Service (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 776,810	$ 763,416	$ 679,260
Wireless Service
Segment Reporting Information [Line Items]
Revenues	526,199	524,740	503,426
Wireline Service
Segment Reporting Information [Line Items]
Revenues	57,131	43,397	19,357
Equipment And Supplies Sales
Segment Reporting Information [Line Items]
Revenues	178,836	178,772	142,839
Non-subscriber ILD and other revenues
Segment Reporting Information [Line Items]
Revenues	14,644	16,507	13,638
Operating Segments | NEW ZEALAND
Segment Reporting Information [Line Items]
Revenues	517,952	487,337	393,055
Operating Segments | NEW ZEALAND | Wireless Service
Segment Reporting Information [Line Items]
Revenues	274,168	259,206	229,365
Operating Segments | NEW ZEALAND | Wireline Service
Segment Reporting Information [Line Items]
Revenues	57,131	43,397	19,357
Operating Segments | NEW ZEALAND | Equipment And Supplies Sales
Segment Reporting Information [Line Items]
Revenues	175,096	173,150	138,648
Operating Segments | NEW ZEALAND | Non-subscriber ILD and other revenues
Segment Reporting Information [Line Items]
Revenues	11,557	11,584	5,685
Operating Segments | BOLIVIA
Segment Reporting Information [Line Items]
Revenues	258,438	275,514	285,382
Operating Segments | BOLIVIA | Wireless Service
Segment Reporting Information [Line Items]
Revenues	252,031	265,534	274,061
Operating Segments | BOLIVIA | Equipment And Supplies Sales
Segment Reporting Information [Line Items]
Revenues	3,740	5,622	4,191
Operating Segments | BOLIVIA | Non-subscriber ILD and other revenues
Segment Reporting Information [Line Items]
Revenues	2,667	4,358	7,130
Corporate, Reconciling Items and Eliminations
Segment Reporting Information [Line Items]
Revenues	420	565	823
Corporate, Reconciling Items and Eliminations | Non-subscriber ILD and other revenues
Segment Reporting Information [Line Items]
Revenues	$ 420	$ 565	$ 823